Financial Risk Management - Credit Risk (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance for doubtful accounts	$ (146,028)	$ (182,492)
Revenue (Note 11)	626,169	816,159	$ 394,224
Allowance for doubtful accounts
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance for doubtful accounts	$ 2,777	$ 2,922
Credit risk | Three Customers | Customer Concentration Risk | Accounts receivable
Disclosure of nature and extent of risks arising from financial instruments [line items]
Concentration risk, percentage	30.00%
Trade and other current receivables	$ 44,000
Credit risk | Three Customers | Customer Concentration Risk | Revenue
Disclosure of nature and extent of risks arising from financial instruments [line items]
Concentration risk, percentage	22.00%
Revenue (Note 11)	$ 136,000